Cash Flow Reconciliations - Reconciliation of derivatives arising from financing activities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Reconciliation of derivatives arising from financing activities, Opening balance
Net derivative liabilities as of beginning of the year, Opening balance	$ 22,401
Net derivative liabilities/(assets) as of end of the year, Opening balance	22,401
Reconciliation of derivatives arising from financing activities, Cash flows
Payment for CCS termination, Cash flows	(20,603)
Net derivative liabilities/(assets) as of end of the year, Cash flows	(20,603)
Reconciliation of derivatives arising from financing activities, Other comprehensive income
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments, Other comprehensive income	(7,689)
Net derivative liabilities/(assets) as of end of the year, Other comprehensive income	(7,689)
Reconciliation of derivatives arising from financing activities, Non-cash items
Unrealized gain on derivative financial instruments held for trading including ineffective portion of cash flow hedges, Non-cash items	(10,505)
Net derivative liabilities / (assets) as of end of the year, Non-cash items	(10,505)
Reconciliation of derivatives arising from financing activities
Net derivative liabilities as of beginning of the year	22,401
Unrealized gain on derivative financial instruments held for trading including ineffective portion of cash flow hedges	(10,505)
Payment for CCS termination (Note 25)	(20,603)
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	(7,689)
Net derivative liabilities/(assets) as of end of the year	$ (16,396)